Net Income (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
	(in thousands)		(in thousands)
Common share equivalents issuable upon exercise of common stock options	53	2	46	3
Shares issuable upon vesting of restricted stock	421	2	335	1
Shares issuable upon conversion of Series 1 Convertible Preferred Stock	—	731	—	736
Shares issuable upon conversion of MTDC Notes	1,343	398	1,343	398
Total common share equivalents excluded from denominator for diluted earnings per share computation	1,817	1,133	1,724	1,138

	Year Ended December 31,
	2014	2013

Common share equivalents issuable upon exercise of common stock options	21,943	61

Common share equivalents issuable upon exercise of common stock warrants	1,031,117	59,184

Common share equivalents issuable upon exercise of unit warrants	—	12,898

Shares issuable upon vesting of restricted stock	79,268	—

Shares issuable upon conversion of Series 1 Convertible Preferred Stock	477,640	291,230

Shares issuable upon conversion of Series A CPS	—	26,651

Shares issuable upon conversion of Series B CPS	—	47,019

Shares issuable upon conversion of Series C CPS	—	2,933

Shares issuable upon settlement of MTDC Notes	1,528,558	29,050

Shares issuable upon conversion of Series A-1 Convertible Preferred Stock	—	21,181

Shares issuable upon conversion of convertible promissory notes	—	19,337

Total common share equivalents excluded from denominator for diluted earnings per share computation	3,138,526	509,544